ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Feb. 28, 2024	Dec. 05, 2023	Mar. 31, 2025	Oct. 07, 2024	Mar. 31, 2024	Jun. 13, 2022	Apr. 14, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, issued	22,500,000		26,400,000		22,500,000
Reverse stock split	2-for-1 share split
Capital units	$ 50,000
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000		500,000,000
Ordinary shares, par value	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005		$ 0.0001
Capital units issued	$ 1,125
Ordinary shares, outstanding			26,400,000		22,500,000
Mr. Man Siu Ming [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		80.40%
Dusk Moon International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares sold		551,250
Moss Mist Investment Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares sold		551,250
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, issued						99
Mr. Man Siu Ming [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, issued							11,249,999